Share-Based Payment Compensation Liability - Summary Of Continuity of Replacement LTIP Units (Detail) - Replacement Long Term Incentive Plan Awards [Member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Replacement Long Term Incentive Plan Awards [Line Items]
Opening balance	3,059,643	3,232,628
Dividend equivalents and other adjustments	74,126	93,201
Vested and settled	(356,900)	(266,186)
Ending balance	2,776,868	3,059,643